Restricted cash and time deposits - Schedule of restricted cash and time deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current:
Restricted time deposits	¥ 251,023		¥ 278,359
Total	251,023	$ 34,390	278,359
Non-current:
Restricted cash			2,804
Restricted time deposits	26,395		32,042
Total	¥ 26,395	$ 3,616	¥ 34,846